Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairments of fair value assets	¥ 0	¥ 0